Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Recurring [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 67,563,318	¥ 79,571,727
Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	28,401,958	38,695,647
Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	39,161,360	40,876,080
Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	28,401,958	38,695,647
Wealth management products [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	28,401,958	38,695,647
Wealth management products [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Wealth management products [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	39,161,360	40,876,080
Convertible bonds [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 39,161,360	¥ 40,876,080